Consolidated Assets of Groups Consolidated VIEs as well as Total Assets and Maximum Exposure to Loss for Its Significant Unconsolidated VIEs (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2015	Mar. 31, 2014
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	¥ 5,885	¥ 4,553
Significant unconsolidated VIEs- Total assets	2,830	3,851
Significant unconsolidated VIEs- Maximum exposure to loss	474	626
Asset-backed commercial paper/loan programs
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	2,610	2,403
Asset-backed securitizations
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	427	423
Significant unconsolidated VIEs- Total assets	291	385
Significant unconsolidated VIEs- Maximum exposure to loss	19	39
Investments in securitization products
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	338	181
Significant unconsolidated VIEs- Total assets	445	531
Significant unconsolidated VIEs- Maximum exposure to loss	154	200
Investment funds
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	2,483	1,508
Significant unconsolidated VIEs- Total assets	2,094	2,935
Significant unconsolidated VIEs- Maximum exposure to loss	301	387
Trust arrangements and other
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	¥ 27	¥ 38